Income Taxes - Significant Components of Deferred Income Tax Assets (Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Writedown of deferred income tax assets	$ (18)	$ (28)
Net deferred tax liabilities	(454)	(473)
Gross carrying amount | Net operating loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	494	547
Gross carrying amount | Future decommissioning and restoration costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	122	113
Gross carrying amount | Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(828)	(896)
Gross carrying amount | Risk management assets and liabilities, net
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(141)	(145)
Gross carrying amount | Employee future benefits and compensation plans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	56	68
Gross carrying amount | Interest deductible in future periods
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	42	48
Gross carrying amount | Foreign exchange differences on US-denominated debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	40	35
Gross carrying amount | Deferred coal revenues
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	0	23
Gross carrying amount | Other deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	4	0
Accumulated impairment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(211)	(207)
Writedown of deferred income tax assets	243	266
Net deferred tax liabilities	$ (454)	$ (473)